Accounts and Notes Payable - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts and Notes Payable
Cash pledged as collateral	$ 52.3	$ 44.1
Notes receivable pledged as collateral	7.8	2.2
Property, plant and equipment and land use right pledged as collateral	$ 76.3	$ 60.2